Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transaction
Major related parties and their relationships with the Group

The table below sets forth the major related parties and their relationships with the Group:

Related Parties	Relationships with the Group
Other entities within the Phoenix TV Group	Under common control by Phoenix TV
China Mobile Communication Corporation (“China Mobile”)	A shareholder of Phoenix TV
Henan Fengyi Feiyang Network Technology Limited (“Fengyi Technology”)	Investee
Mr. Gao Ximin and Mr. Qiao Haiyan	Legal shareholders of Tianying Jiuzhou and employees of the Group
Mr. Zou Ming and Ms Wang Xiaojia	Legal shareholders of Fenghuang Ronghe and employees of the Group

Amounts of due from and due to related parties

As of December 31, 2022 and 2023, the amounts of due from and due to related parties were as follows (in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Amounts due from related parties:
Due from China Mobile	5,626	3,834
Due from Phoenix TV Group	40,540	53,611
Due from other investees, net	49	—
Total	46,215	57,445
Amounts due to related parties:
Due to China Mobile	—	8
Due to Phoenix TV Group	62,700	20,793
Due to Fengyi Technology	2,033	1,369
Total	64,733	22,170

Non US listed part of the Phoenix TV Group
Related Party Transaction
Schedule of related party transactions

Transactions with the Other Entities Within the Phoenix TV Group:

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Content provided by Phoenix TV Group	(17,263)	(45,000)	(45,000)
Advertising and promotion expenses charged by Phoenix TV Group	(2,477)	(1,168)	(4,290)
Corporate administrative expenses charged by Phoenix TV Group	(1,093)	(1,071)	(943)
Trademark license fees charged by Phoenix TV Group	(4,267)	(3,803)	(5,548)
Project cost charged by Phoenix TV Group	(595)	(2,971)	(2,601)
Revenues earned from Phoenix TV Group	12,402	13,937	4,566

China Mobile
Related Party Transaction
Schedule of related party transactions

Transactions with China Mobile:

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Advertising revenues earned from China Mobile	17,464	3,160	4,914
Paid services revenues earned from and through China Mobile	29,770	23,297	17,916
Revenue sharing fees and bandwidth costs charged by China Mobile	(6,631)	(4,971)	(3,313)

Investees
Related Party Transaction
Schedule of related party transactions

Transactions with Investees:

	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Advertising revenues earned from/(agency service fees paid to) Fengyi Technology	(1,047)	48	197
Revenues earned from other investees	—	142	93